Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets
Goodwill and Intangible Assets

8.  Goodwill and Intangible Assets

Goodwill

Goodwill was $20,680,212 as of March 31, 2023 compared to $626,647 as of December 31, 2022.

Intangible Assets

Identifiable intangible assets were $45,890,000 and amortization expense associated with identifiable intangible assets was $273,144 for the three months ended March 31, 2023 and nil for 2022. The Company currently expects to recognize amortization expense related to intangible assets of approximately $904,000 in each of the next five fiscal years. The future amortization amounts are estimates. Actual future amortization expense may be different due to future acquisitions, impairments, changes in amortization periods or other factors.

The following sets forth the intangible assets by major asset class as of March 31, 2023, all of which were acquired through business purchase transactions:

	Useful Life	Original	Accumulated	Net Book
	(Years)	Cost	Amortization	Value
Trademark	Indefinite	$26,980,000	$—	$26,980,000
Internally-developed software	15	15,660,000	226,200	15,433,800
Customer Relationships	15	3,250,000	46,944	3,203,056
		$45,890,000	$273,144	$45,616,856